Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 28,649	$ 22,120
Lease Liability related to Director	23,357	16,963
Directors Member
Related Party Transaction [Line Items]
Operating lease right-of-use assets	2,722	2,867
Lease Liability related to Director	$ 3,162	$ 3,327